RELATED PARTY TRANSACTIONS - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	¥ 409,867	$ 58,610	¥ 379,218
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Amounts due to related parties	¥ 348,467	$ 49,830	¥ 391,446
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Related party | Ziroom
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	¥ 340,993		¥ 337,752
Amounts due to related parties	29,712		27,940
Related party | IFM
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	5,203		4,170
Amounts due to related parties	45,687		39,252
Related party | Tencent
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	2,056		3,115
Amounts due to related parties	60,999		52,645
Related party | Brokerage firms
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	21,196		20,074
Amounts due to related parties	206,680		271,125
Related party | Beihaojia business investees
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	36,430		2,393
Amounts due to related parties	4,031		0
Related party | Others
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	3,989		11,714
Amounts due to related parties	¥ 1,358		¥ 484